S000067838 [Member] Expense Example - iShares ESG MSCI EM Leaders ETF - iShares ESG MSCI EM Leaders ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205